Financial Instruments Fair Value Risk - Summary of Fair Values of Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets
Cash and cash equivalents	€ 3,317	€ 3,382
Held-to-maturity investments	163	142
Loans and receivables	463	398
Available-for-sale financial assets	564	509
Financial liabilities
Bonds and other loans	(22,709)	(15,053)
Derivatives	(421)	(185)
Other financial liabilities	(177)
Financial liabilities	(24,430)	(16,595)	€ (14,643)
Derivatives [Member]
Financial assets at fair value through profit or loss:
Financial assets	116	91
Other [Member]
Financial assets at fair value through profit or loss:
Financial assets	139	132
Fair value [Member]
Financial assets
Cash and cash equivalents	3,317	3,382
Held-to-maturity investments	163	142
Loans and receivables	463	398
Available-for-sale financial assets	564	509
Financial assets at fair value through profit or loss:
Financial assets	4,762	4,654
Financial liabilities
Preference shares		(125)
Bank loans and overdrafts	(995)	(1,147)
Bonds and other loans	(23,368)	(15,844)
Finance lease creditors	(147)	(165)
Derivatives	(421)	(185)
Other financial liabilities	(177)
Financial liabilities	(25,108)	(17,466)
Fair value [Member] | Derivatives [Member]
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	116	91
Fair value [Member] | Other [Member]
Financial assets at fair value through profit or loss:
Financial assets	139	132
Carrying amount [Member]
Financial assets
Cash and cash equivalents	3,317	3,382
Held-to-maturity investments	163	142
Loans and receivables	463	398
Available-for-sale financial assets	564	509
Financial assets at fair value through profit or loss:
Financial assets	4,762	4,654
Financial liabilities
Preference shares		(68)
Bank loans and overdrafts	(992)	(1,146)
Bonds and other loans	(22,709)	(15,053)
Finance lease creditors	(131)	(143)
Derivatives	(421)	(185)
Other financial liabilities	(177)
Financial liabilities	(24,430)	(16,595)
Carrying amount [Member] | Derivatives [Member]
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	116	91
Carrying amount [Member] | Other [Member]
Financial assets at fair value through profit or loss:
Financial assets	€ 139	€ 132